Note 16 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014	2013

Combined statutory rate	26.5%	26.5%	26.5%
Permanent differences	5.8	6.4	10.4
Tax effect of flow through entities	(2.5)	(2.9)	(4.5)
Impact of changes in foreign exchange rates	(2.1)	(0.8)	(0.1)
Adjustments to tax liabilities for prior periods	(1.4)	(2.5)	2.2
Effects of changes in enacted tax rates	(0.5)	0.1	-
Changes in liability for unrecognized tax benefits	(0.6)	(1.9)	(0.1)
Stock-based compensation	13.9	4.1	7.9
Foreign, state, and provincial tax rate differential	1.1	(6.2)	(11.0)
Other taxes	2.4	2.4	1.6
Change in valuation allowance	0.6	(1.7)	(1.7)
Outside basis difference in investments	1.4	1.4	2.2
Other	0.3	0.3	1.7
Effective income tax rate	44.9%	25.2%	35.1%

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2015	2014	2013

Canada	$(31,818)	$(11,751)	$(13,300)
United States	27,301	14,242	2,463
Foreign	76,984	69,623	46,099
Total	$72,467	$72,114	$35,262

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2015	2014	2013

Current
Canada	$(770)	$(6,343)	$(5,229)
United States	1,555	(3,474)	(215)
Foreign	29,014	28,901	22,635
	29,799	19,084	17,191

Deferred
Canada	(875)	(336)	(455)
United States	5,980	2,728	(256)
Foreign	(2,352)	(3,271)	(4,099)
	2,753	(879)	(4,810)

Total	$32,552	$18,205	$12,381

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014

Deferred income tax assets
Loss carry-forwards and other credits	$70,952	$76,484
Expenses not currently deductible	22,018	23,630
Stock-based compensation	210	696
Investments	15,470	16,192
Provision for doubtful accounts	3,601	2,378
Financing fees	267	-
Net unrealized foreign exchange losses	3,097	1,114
	115,615	120,494
Less: valuation allowance	(15,603)	(14,560)
	100,012	105,934

Deferred income tax liabilities
Depreciation and amortization	18,932	21,880

Net deferred income tax asset	$81,080	$84,054

Summary of Operating Loss Carryforwards [Table Text Block]
	Gross loss carry forward		Gross losses not recognized		Net
	2015	2014	2015	2014	2015	2014

Canada	$49,924	$47,447	$141	$264	$49,783	$47,183
United States	118,224	133,268	4,100	4,100	114,124	129,168
Foreign	41,333	42,881	31,902	32,937	9,431	9,944

	Gross loss carry forward		Gross losses not recognized		Net
	2015	2014	2015	2014	2015	2014

Canada	$369	$-	$369	$-	$-	$-
Foreign	6,489	7,559	6,489	7,559	-	-

Summary of Income Tax Contingencies [Table Text Block]
	2015	2014

Balance, January 1	$3,624	$3,687
Gross increases based on tax positions related to the current period	160	356
Gross increases for tax positions of prior periods	382	1,532
Gross decreases for tax positions of prior periods	(257)	-
Reduction for settlements with taxing authorities	(335)	(1,044)
Reduction for lapses in applicable statutes of limitations	(1,055)	(907)

Balance, December 31	$2,519	$3,624